Paul, Weiss, Rifkind, Wharton & Garrison LLP

1285 Avenue of the Americas

New York, New York 10019-6064

October 25, 2013

Via EDGAR

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

HMH Holdings (Delaware), Inc.

Amendment No. 4 to Registration Statement on Form S-1 (File No. 333-190356)

Ladies and Gentlemen:

On behalf of HMH Holdings (Delaware), Inc., a Delaware corporation (the “Company”), we submit in electronic form for filing the accompanying Amendment No. 4 (“Amendment No. 4”) to the Registration Statement (the “Registration Statement”) on Form S-1 of the Company, together with exhibits, marked to indicate changes from Amendment No. 3 to the Registration Statement as filed with the Securities and Exchange Commission (the “Commission”) on October 21, 2013.

Amendment No. 4 reflects the responses of the Company to comments received from the Staff of the Commission (the “Staff”) in a letter from Loan Lauren P. Nguyen dated October 23, 2013 (the “Comment Letter”). The discussion below is presented in the order of the numbered comments in the Comment Letter. Certain capitalized terms set forth in this letter are used as defined in Amendment No. 4. For your convenience, references in the responses to page numbers are to the marked version of Amendment No. 4 and to the prospectus included therein.

The Company has asked us to convey the following as its responses to the Staff:

Principal and Selling Stockholders, page 113

1.	“Please identify the natural persons who have or share voting or investment power over the shares beneficially owned by each of the selling shareholders or tell us why this is not necessary. For example, we note that you have not identified the natural persons who have or share voting or investment power over the shares beneficially owned by the Oaktree Funds, TPG Credit Opportunities Fund LP and TPG Credit Opportunities Investors LP. Refer to Instruction 2 of Item 403 of Regulation S-K and Rule 13d-3 under the Exchange Act.”

Response to Comment 1:

The Registration Statement has been revised in response to the Staff’s comment. Please see pages 113 to 120. The Company believes that the Registration Statement complies with Item

403 of Regulation S-K, Rule 13d-3 under the Securities Exchange Act of 1934, as amended, and the guidance provided by the Division of Corporation Finance in Compliance and Disclosure Interpretation 240.04 (July 3, 2008).

2.	“We note that you have added additional selling stockholders. It appears that some of the selling shareholders are broker-dealers or affiliates of broker-dealers. If any of the selling shareholders are broker-dealers or affiliates of broker-dealers, please disclose here or in your Underwriting section that such sellers are statutory underwriters or provide an analysis as to why you believe such persons are not acting as statutory underwriters. To the extent that any selling shareholder is an affiliate of a broker-dealer, please disclose, if true, that (i) the selling shareholder purchased the securities in the ordinary course of business and (ii) at the time of the purchase of the securities to be resold, the selling shareholder had no agreements or understandings, directly or indirectly, with any person to distribute the securities.”

Response to Comment 2:

As noted in the Staff’s comment, certain of the selling stockholders are broker-dealers or affiliates of broker-dealers. However, other than the entities identified in the “Underwriting” section of Amendment No. 4 as underwriters (and solely with respect to the allocations set forth next to their names), the Company does not believe that any of the selling stockholders are acting as statutory “underwriters” in connection with the proposed sale of the Company’s common stock as such term is defined under Section 2(a)(11) of the Securities Act.

Section 2(a)(11) of the Securities Act defines an underwriter as “any person who has purchased from an issuer with a view to, or offers or sells for an issuer in connection with, the distribution of any security, or participates or has a direct or indirect participation in any such undertaking, or participates or has a participation in the direct or indirect underwriting of any such underwriting…”

The Division of Corporation Finance (the “Division”) provided guidance in Compliance and Disclosure Interpretation 612.09 (January 26, 2009) on the question of whether a “purported secondary offering is really a primary offering, i.e., the selling shareholders are actually underwriters selling on behalf of an issuer.” The Division articulated six factors to be considered in determining whether an offering by selling shareholders is on behalf of an issuer, and therefore a selling shareholder may be considered a statutory underwriter. The factors are: (i) how long the selling shareholders have held the shares, (ii) the circumstances under which they received them, (iii) their relationship to the issuer, (iv) the amount of shares involved, (v) whether the sellers are in the business of underwriting securities and (vi) whether under all the circumstances it appears that the seller is acting as a conduit for the issuer.

The Company believes that the following analysis, in light of the definition of “underwriter” in the Securities Act and the Division’s guidance on whether selling stockholders are actually underwriters selling on behalf of an issuer, establishes that none of the selling stockholders that are broker-dealers or affiliates of broker-dealers are acting as statutory underwriters or selling on behalf of the Company, other than the entities identified as underwriters in Amendment No. 4.

(i)	How long the selling stockholders have held the shares.

The Company issued all of the shares being sold by the selling stockholders in the proposed offering in connection with its emergence from bankruptcy on June 22, 2012. Almost all of the selling stockholders have been stockholders of the Company since June 22, 2012. The selling stockholders have full economic and market risk relating to their ownership of the common stock. The Company believes that the holding period and the economic and market risk assumed by the selling stockholders demonstrates that the securities were not acquired with a view to distribution.

As described in further detail below, in the circumstances where the selling stockholders acquired shares after June 22, 2012, they acquired the shares in transactions with existing stockholders and not from the Company. Even though some selling stockholders have held some or all of their shares for less than one year, such selling stockholders cannot be assured that the Registration Statement will be declared effective or that the offering will be completed. Furthermore, as described below, no stockholder was guaranteed that it would be permitted to sell more than 15% of its shares. The Company believes that the period of time that each selling stockholder will have held the shares and have borne the economic and market risk of such ownership, together with the additional factors described below, evidences that each selling stockholder is acting for its own behalf and is not acting as a statutory underwriter.

(ii)	The circumstances under which the selling stockholders received the shares.

The selling stockholders received their shares either (1) directly from the Company in connection with its emergence from bankruptcy on June 22, 2012 or (2) directly from other stockholders in transactions subsequent to June 22, 2012.

(1)	Almost all of the selling stockholders received shares in connection with the Company’s emergence from bankruptcy in June 2012. In connection with the bankruptcy, all of the Company’s outstanding common stock was issued in exchange for the cancellation of all of the Company’s then-outstanding secured indebtedness. Many of the largest selling stockholders had been debt investors in the Company for years. Each selling stockholder that received shares as part of the Company’s bankruptcy received the shares because it was a creditor of the Company. Therefore, none of such selling stockholders received the shares for the purpose of acting as an underwriter or with the intent to distribute the Company’s shares.

(2)

A small number of selling stockholder acquired their shares in market or private transactions with existing stockholders. Liquidity in the over-the-counter trading market in the Company’s common stock has been limited since June 22, 2012 and any stockholder acquiring shares in the over-the-counter market was therefore purchasing such shares and assuming the economic and market risk relating to the ownership of such shares. In addition, each stockholder that acquires the Company’s common stock prior to its initial public offering is required to become a party to the investor rights agreement described below and is subject to the contractual restrictions in such agreement (including lock-up agreements in connection with public offerings). This further demonstrates that such selling stockholder did not acquire the shares with a view to distribution.

No selling stockholder received any placement fees or commissions from the Company in connection with its acquisition of the shares, and the Company did not receive any cash proceeds in connection with any selling stockholder’s acquisition of the shares. Furthermore, in no circumstance was the Company’s filing of the Registration Statement a condition precedent to a selling stockholder’s acquisition of the shares.

(iii)	The relationship of the selling stockholders to the Company.

All of the selling stockholders are stockholders because either they were former creditors of the Company or acquired the Company’s common stock from prior stockholders as described above.

Affiliates of Paulson & Co., Inc. (“Paulson”) will have the right to nominate one director for election to the Company’s board of directors following the consummation of the offering pursuant to that certain amended and restated director nomination agreement entered into on August 2, 2013. Please see pages 93 and 94 for additional detail regarding the amended and restated director nomination agreement. Of the nine directors to be on the Company’s board of directors immediately following the consummation of the offering, only one director will be nominated by stockholders that are affiliated with Paulson. Paulson does not have any special contractual rights as a stockholder of the Company other than under the director nomination agreement and as a party to the investor rights agreement described below. The stockholders affiliated with Paulson had been investors in the Company’s debt since 2009, well before the Company’s bankruptcy. The stockholders affiliated with Paulson received all of their shares on June 22, 2012 in connection with Company’s emergence from bankruptcy and have borne the risks associated with the ownership of the shares during the entire period since June 22, 2012, evidencing their intent to hold the shares for their own investment purposes and not with a view to distribution.

(iv)	The amount of shares involved.

In the aggregate, the Company expects the number of shares of common stock that will be sold in the offering will be approximately 15% of the outstanding common stock, subject to market conditions. The Company has reviewed various historical guidance from Staff, including Compliance and Disclosure Interpretation 612.12 (January 26, 2009), which illustrates that even a single, large stockholder can effect a valid secondary offering of shares, where the stockholder’s ownership percentage in the issuer is in excess of 70% of the registrant’s outstanding common stock. Assuming that 15% of the Company’s outstanding common stock is sold in the proposed offering, the Company believes the number of shares involved in the offering supports the conclusion that the offering is a valid secondary offering rather than a primary offering.

(v)	Whether the selling stockholders are in the business of underwriting securities.

Certain of the selling stockholders or their affiliates act as underwriters in the ordinary course and are participating as underwriters in this offering. These persons have been named as underwriters in the Registration Statement as listed in the table contained in the “Underwriting” section of the Registration Statement. In their capacity as such, these underwriters are complying with the applicable rules and regulations of the Financial Industry Regulatory Authority, Inc. in connection with this offering.

Certain others of the selling stockholders or their affiliates (not referred to in the paragraph above) are also in the business of underwriting securities but will not act as underwriters in connection with this offering. These selling stockholders received their shares in connection with the Company’s bankruptcy and/or by purchasing the shares in secondary market transactions in the over-the-counter trading market from other selling stockholders. Such selling stockholders have not entered into any agreement, nor is any agreement being contemplated, whereby they would serve as underwriters in connection with this offering. For this reason and for the additional reasons set forth in paragraph (i) above and in paragraph (vi) below, the Company believes these selling stockholders did not acquire their shares with a view to distribution and thus should not be viewed as “statutory underwriters” in connection with this offering.

(vi)	Whether under all the circumstances the selling stockholders are acting as a conduit for the Company.

The totality of the facts and circumstances described above surrounding the selling stockholders and the proposed offering demonstrates that the selling stockholders are not acting as a conduit for the Company in a distribution to the public.

In connection with the Company’s emergence from bankruptcy, the Company negotiated an investor rights agreement with its creditors. As part of the process, the Company granted registration rights to its stockholders, including the right that stockholders could require the Company to complete an initial public offering and require all the Company’s stockholders to sell up to 15% of their stock holdings as part of the offering. The registration rights granted under the investor rights agreement were not indicative of any present or future intention of any of the stockholders of the Company to sell or distribute the shares, much less sell or distribute the shares on behalf of the Company. The registration rights were not granted by the Company for the purpose of conducting an indirect primary offering.

The decision to exercise the registration rights now and register the shares with the SEC was not made by the Company. From the point of view of the Company, filing the Registration Statement requires incremental legal, accounting and printing costs and filing fees, and for the Company to pay the underwriting discounts and commissions to the underwriters in the offering, with no offsetting monetary benefits to the Company. Absent the contractual registration rights, the Company would not be filing the

Registration Statement. Stockholders holding more than 25% of the outstanding stock (the Paulson stockholders) exercised their rights to demand the Company complete its initial public offering, the Paulson stockholders invoked the provision in the investor rights agreement requiring each stockholder to sell shares in the offering and the Paulson stockholders set the percentage to be sold by each stockholder at 15%. As described above, the Paulson stockholders acquired their shares as part of the bankruptcy and have borne the market and economic risk related to ownership of the shares since June 22, 2012.

Other than the Paulson stockholders, the selling stockholders are involuntarily selling shares in the offering as a result of a contractual obligation. As described above, each existing stockholder of the Company is required to sell a percentage of its common stock in the offering because of the investor rights agreement. The fact that selling stockholders are selling shares in the offering involuntarily as a result of a contractual obligation further demonstrates that such selling stockholders are not acting statutory underwriters or as a conduit of the Company in a distribution to the public.

The Company will not receive any proceeds from the sale of shares of common stock by the selling stockholders. The proceeds from the sale of shares will be used by each selling stockholder for its own purposes.

Furthermore, no selling stockholder had the right to sell all of the shares that it owns as part of the offering. Each selling stockholder was required to sell up to 15% of its shares. Each selling stockholder could request to sell more or less than 15% of its shares, but there was no assurance that any stockholder would be able to sell a larger or smaller percentage of its common stock. Based on the elections received by each selling stockholder in connection with the offering, only 6% of the selling stockholders elected to sell more than 15% of their shares, and none of these stockholders is a significant stockholder. As a result, substantially all selling stockholders, and all of the Company’s significant stockholders, will retain a significant portion of their respective interests in the Company following the offering. In connection with the offering, under the terms of the investor rights agreement, each selling stockholder will also be required to sign a lock-up agreement that will restrict its ability to sell or otherwise dispose of its additional shares for a period of 180 days following the offering. The fact that each selling stockholder will likely continue to hold a significant percentage of its shares following the offering and will be limited to sell any additional shares for 180 days because of the lock-up agreements further supports the conclusion they are not acting as statutory underwriters.

For the foregoing reasons, the Company believes that none of the selling stockholders is (other than each entity identified in the “Underwriting” section of the Registration Statement with respect to the number of shares set forth opposite its name), or should be considered, an “underwriter” under Section 2(a)(11) of the Securities Act with respect to the sale of the shares in the proposed offering. The Company believes that the sale of the shares in the proposed offering represents a true secondary offering consistent with the Division’s guidance.

The Registration Statement has been revised in response to the Staff’s comment to disclose in the Registration Statement that each selling stockholder that is broker-dealer or affiliate of a broker-dealer acquired its shares in the ordinary course of business and, at the time of the acquisition, had no agreements or understandings, directly or indirectly, with any person to distribute the shares. Please see page 120.

*    *    *    *

If you have any questions concerning the above responses, please do not hesitate to contact either the undersigned at (212) 373-3025 or Brian M. Janson at (212) 373-3588.

Sincerely,

/s/ John C. Kennedy

John C. Kennedy, Esq.

cc:	William F. Bayers, Esq.

HMH Holdings (Delaware), Inc.

Marc D. Jaffe, Esq.

Latham & Watkins LLP

Ian D. Schuman, Esq.

Latham & Watkins LLP